Investment Objectives and Goals	Aug. 20, 2025
GMO Horizons ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Horizons ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Horizons ETF (the “Fund”) seeks total return.
GMO Dynamic Allocation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Dynamic Allocation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Dynamic Allocation ETF (the “Fund”) seeks positive total return.
GMO Domestic Resilience ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Domestic Resilience ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Domestic Resilience ETF (the “Fund”) seeks total return.
GMO Ultra-Short Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Ultra-Short Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Ultra-Short Income ETF (the “Fund”) seeks current income consistent with preservation of capital.